Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2025
Balance Sheet Components [Abstract]
Schedule of Inventory	Inventory consists of the following:
	December 31,
	2025	2024
Inventory	$7,809,589	$7,377,966
Inventory allowance	(904,653)	(904,653)
Consigned parts	2,748,976	985,927
Total	$9,653,912	$7,459,240

Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consists of the following:

	December 31,
	2025	2024
Prepaid expenses	$300,063	$312,239
Inventory purchase deposit	5,000,000	5,000,000
Production deposit	336,643	336,643
Other current assets	1,693	712
Total	$5,638,399	$5,649,594

Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31,
	2025	2024
Furniture and fixtures	$712,153	$702,122
Computer equipment	336,385	327,166
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,439,280	1,420,030
Less - Accumulated depreciation	(1,347,471)	(1,209,401)
Total property and equipment net	$91,809	$210,629